ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES - Fiscal year (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 30, 2019	Dec. 29, 2018	Dec. 30, 2018	Dec. 30, 2017
Long-term Line of Credit	$ 650,000
Retained Earnings (Accumulated Deficit)	$ (237,596)	$ (240,104)		$ (296,184)
Minimum
Length of fiscal year	364 days	364 days
Length of fiscal quarter	91 days	91 days
Maximum
Length of fiscal year	371 days	371 days
Length of fiscal quarter	98 days	98 days
No. 2014-09
Retained Earnings (Accumulated Deficit)			$ (500)